Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
The assessment, identification and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. The Enterprise Information Security Committee (EISC) is responsible for assessing the risk level of information security and cybersecurity, taking appropriate actions and regularly reviewing the effectiveness of these actions. Cybersecurity risks and related matters are reported to the Enterprise Risk Management Committee, which manages and provides oversight of overall enterprise risk, regularly reviews the possibility of risk occurrence and the potential change of severity over time, and understands and assesses the effectiveness of risk management programs and related control operations.
We engage third parties in connection with such information security risk management processes. We have strengthened our information security process and cybersecurity risk management by introducing information security management system certifications, such as ISO27001 and ISO15408 to reduce security risks and production anomalies. Continuous improvement is carried out through annual recertification audits by third parties. We also engage third parties to conduct regular penetration tests and implement reinforcements and repairs to reduce information security risks.
We have established processes to oversee and identify risks from cybersecurity threats associated with the use of any third-party service provider. We have also built a comprehensive multi-layered defense mechanism including firewall, intrusion detection, antivirus system, vulnerability scanning, patch management procedure and penetration testing. While using third-party services, we have implemented information security and cybersecurity management measures, including encrypting data and tracing logs, to achieve effective information protection.
The risks from cybersecurity threats may not only expose the Company to the risks of data leakage and ransom threats, but may also interrupt the production system, causing serious operating losses or even damaging the reputation of the Company. In response to previous cybersecurity incidents and potential cyber-attacks, we have enhanced cybersecurity protection mechanisms such as upgrading the antivirus software with behavior-based detection capability and implemented strict information device in/out management to minimize potential impact. We have also maintained information security insurance since 2019 as one of the measures to mitigate information security risks. In addition, we joined SEMICON TAIWAN cybersecurity committee as part of our corporate responsibility as a local enterprise.
Governance
Our information security and cybersecurity policy, which applies to us and our subsidiaries, is based on the following principles: (i) establishing information security management systems that comply with regulations, international standards, and customer requirements, and continuously improving security measures; (ii) developing an information security culture and enhancing employee awareness to ensure that everyone understands their responsibilities and actively participates in security practices; (iii) protecting the confidentiality, integrity, and availability of information belonging to us and our customers; (iv) implementing multi-layered defense measures, monitoring and responding to information security threats in real time, and providing a secure production environment; (v) strengthening information security incident response plans and procedures to ensure business continuity; and (vi) requiring third parties (suppliers) to meet our information security standards. The primary information security and cybersecurity objectives focus on antivirus, anti-intrusion and anti-leakage through the establishment of multiple internal controls such as firewalls, intrusion detection and antivirus systems to enhance our ability to defend against external attacks and protect internal confidential information. For our written information security and cybersecurity policy, please refer to our website:
http://www.umc.com/en/Html/information_security_risk_management
.
The EISC is responsible for implementing our information security management plan, establishing and maintaining the information security management system, and coordinating the formulation of and compliance with related policies. The EISC’s management objectives include assessing, identifying and managing material risks from cybersecurity threats, and overseeing the prevention, detection, mitigation and remediation of cybersecurity incidents through a multi-layered information security protection mechanism. The Information Security Technology task force members of the EISC have relevant expertise in information security, such as network management, system management, database management, application development and information security protection.
The Senior Vice President, Mr. TS Wu, who manages the Digital Function organization, serves as the Chief Information Security Officer (CISO) of the EISC, and is responsible for establishing and maintaining the information security and cybersecurity strategies and processes that protect information assets.
The EISC holds semiannual meetings to review information security risks, as well as the measures and strategies we have adopted, to ensure the adequacy, suitability and effectiveness of our information security management system. The EISC reports to the board of directors annually on the effectiveness of the information security strategy. Our independent director, Dr. Jyuo-Min Shyu, who has relevant experience in information security, oversees and regularly reviews our information security and cybersecurity strategies.
In 2025, we did not identify any material risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that materially affected or were reasonably likely to materially affect our business strategy, results of operation or financial condition. Despite our efforts, we cannot eliminate all risks from cybersecurity threats or provide assurances that we have not experienced any undetected cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The assessment, identification and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. The Enterprise Information Security Committee (EISC) is responsible for assessing the risk level of information security and cybersecurity, taking appropriate actions and regularly reviewing the effectiveness of these actions. Cybersecurity risks and related matters are reported to the Enterprise Risk Management Committee, which manages and provides oversight of overall enterprise risk, regularly reviews the possibility of risk occurrence and the potential change of severity over time, and understands and assesses the effectiveness of risk management programs and related control operations.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
The risks from cybersecurity threats may not only expose the Company to the risks of data leakage and ransom threats, but may also interrupt the production system, causing serious operating losses or even damaging the reputation of the Company. In response to previous cybersecurity incidents and potential cyber-attacks, we have enhanced cybersecurity protection mechanisms such as upgrading the antivirus software with behavior-based detection capability and implemented strict information device in/out management to minimize potential impact. We have also maintained information security insurance since 2019 as one of the measures to mitigate information security risks. In addition, we joined SEMICON TAIWAN cybersecurity committee as part of our corporate responsibility as a local enterprise.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Enterprise Information Security Committee (EISC) is responsible for assessing the risk level of information security and cybersecurity, taking appropriate actions and regularly reviewing the effectiveness of these actions. Cybersecurity risks and related matters are reported to the Enterprise Risk Management Committee, which manages and provides oversight of overall enterprise risk, regularly reviews the possibility of risk occurrence and the potential change of severity over time, and understands and assesses the effectiveness of risk management programs and related control operations.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our independent director, Dr. Jyuo-Min Shyu, who has relevant experience in information security, oversees and regularly reviews our information security and cybersecurity strategies.
Cybersecurity Risk Role of Management [Text Block]
The EISC is responsible for implementing our information security management plan, establishing and maintaining the information security management system, and coordinating the formulation of and compliance with related policies. The EISC’s management objectives include assessing, identifying and managing material risks from cybersecurity threats, and overseeing the prevention, detection, mitigation and remediation of cybersecurity incidents through a multi-layered information security protection mechanism. The Information Security Technology task force members of the EISC have relevant expertise in information security, such as network management, system management, database management, application development and information security protection.
The Senior Vice President, Mr. TS Wu, who manages the Digital Function organization, serves as the Chief Information Security Officer (CISO) of the EISC, and is responsible for establishing and maintaining the information security and cybersecurity strategies and processes that protect information assets.
The EISC holds semiannual meetings to review information security risks, as well as the measures and strategies we have adopted, to ensure the adequacy, suitability and effectiveness of our information security management system. The EISC reports to the board of directors annually on the effectiveness of the information security strategy. Our independent director, Dr. Jyuo-Min Shyu, who has relevant experience in information security, oversees and regularly reviews our information security and cybersecurity strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Senior Vice President, Mr. TS Wu, who manages the Digital Function organization, serves as the Chief Information Security Officer (CISO) of the EISC, and is responsible for establishing and maintaining the information security and cybersecurity strategies and processes that protect information assets.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Information Security Technology task force members of the EISC have relevant expertise in information security, such as network management, system management, database management, application development and information security protection.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The EISC reports to the board of directors annually on the effectiveness of the information security strategy.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true